Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

4.    Fair Value Measurements

Our financial instruments consist of cash and cash equivalents, marketable securities, accounts receivable, commodity derivatives, commodity contracts, accounts payable, accrued liabilities, warrant liabilities, conversion option liabilities, and notes payable. As of December 31, 2021 and 2020, we had cash and cash equivalents of $78,963 and $9,743, respectively, which includes money market funds with maturities of less than three months. As of December 31, 2021 and 2020, the carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximated fair value due to their short maturities.

The following tables provide the financial instruments measured at fair value on a recurring basis based on the fair value hierarchy:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$—	$—	$—	$—
Corporate bonds	—	82,086	—	82,086
Preferred stock	—	21,603	—	21,603
Marketable securities	$—	$103,689	$—	$103,689
Liabilities
Warrant liabilities	$12,377	$—	$33,674	$46,051
Conversion option liability	—	—	8,783	8,783
Total liabilities	$12,377	$—	$42,457	$54,834

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
U.S. treasury securities	$76	$—	$—	$76
Corporate bonds	—	100,258	—	100,258
Preferred stock	—	—	—	—
Marketable securities	$76	$100,258	$—	$100,334
Liabilities
Warrant liabilities	$—	$—	$5,241	$5,241

There were no transfers of financial assets or liabilities into or out of Level 1, Level 2, or Level 3 for 2021 or 2020.

All of the Company’s derivative contracts are centrally cleared and therefore are cash-settled on a daily basis. This results in the derivative contracts having a fair value that approximates zero on a daily basis. Therefore, there are no derivative assets or liabilities included in the table above. Refer to Note 6 for further discussion.

The Company acquired commodity purchase and sales contracts in the acquisition of ZFS Creston which were recorded at their estimated fair value. As outlined in Note 2, the Company designates all commodity purchase and sales contracts as normal purchases and normal sales and as a result do not account for them as derivatives under ASC 815. As of December 31, 2021 the Company had a contract asset of $2,354 and a contract liability of $2,652. The contract asset and liability is excluded from the table above as the contracts will not be measured at fair value on a recurring basis. Contract fair values were based upon forward commodity prices, which fall into Level 2 in the fair value hierarchy. The contract asset and liability will be amortized as the remaining volume of the commodity purchase and sales contracts is physically settled.

The warrant liabilities consist of Convertible Notes Payable Warrants, Notes Payable Warrants and Private Placement Warrants valued based on a Monte Carlo simulation that values the warrants using a probability weighted discounted cash flow model which are considered Level 3 as well as Public Warrants which are separately listed and traded under BHIL WS and are considered Level 1. Generally, increases or decreases in the fair value of the underlying common stock would result in a directionally similar impact in the fair value measurement of the associated Level 3 warrant liabilities.

The following table summarizes the change in the warrant and conversion option liabilities categorized as level 3 for the years ended December 31, 2021 and 2020.

Year Ended
December 31,
2021
Balance, beginning of period	$5,241
Issuance of Notes Payable Warrants and Convertible Notes Payable Warrants	6,663
Issuance of Convertible Notes Payable conversion option	8,783
Assumption of Private Placement Warrants upon Merger	34,045
Change in estimated fair value	(7,699)
Conversion of Notes Payable Warrants upon Merger	(4,576)
Balance, end of period	$42,457

Year Ended
December 31,
2020
Balance, beginning of period	$—
Issuance of Notes Payable Warrants	4,580
Change in estimated fair value	661
Balance, end of period	$5,241

Fair Value of Long-Term Debt

As of December 31, 2021 and 2020, the fair value of the Company’s debt, including amounts classified as current, was $85,163 and $30,510, respectively. Fair values are based upon valuation models using market information, which fall into Level 3 in the fair value hierarchy.